Segmental reporting	3 Months Ended
Apr. 30, 2018
Disclosure of operating segments [abstract]
Segmental reporting

The Group’s activities are covered by one operating and reporting segment: Drug Development, as detailed more fully in the annual consolidated financial statements as of and for the year ended January 31, 2018. There have been no changes to management’s assessment of the operating and reporting segments of the Group during the period.